Income Tax - Schedule of Net Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset
Net operating loss carryforwards	$ 27,143	$ 27,143
Total deferred tax asset	27,143	27,143
Valuation allowance	(27,143)	(27,143)
Total